Financial Instruments - Fair Value Inputs (Details) - Recurring fair value measurement $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Volatility | Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities | shares	0.560
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 798
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 1,179
Volatility | Earnout liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities | shares	0.782
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 2,961
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 3,883
Volatility | Earn-in liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities | shares	0.782
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,641
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 2,153
Discount rate | Redeemable preferred shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.0675
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ (41)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		$ (41)